Notes Payable (Tables)	12 Months Ended
Oct. 31, 2021
Notes Payable
Schedule of borrowings

As at	October 31, 2021	October 31, 2020
	$	$
Term loans	1,600	3,539
OCN – notes payable	11,650	-
ATB Loan	4,000	-
Dreamweavers – notes payable	78	162
Saturninus Partners – notes payable	-	690
Long term contract liability	39	53
Government loan	126	84
Total	17,493	4,528
Less current portion	(5,600)	(1,939)
Long-term	11,893	2,589